Transactions with Affiliates (Details) (USD $)	3 Months Ended								12 Months Ended						3 Months Ended								12 Months Ended			1 Months Ended	11 Months Ended	12 Months Ended			11 Months Ended														11 Months Ended		11 Months Ended	12 Months Ended			1 Months Ended	11 Months Ended	1 Months Ended	11 Months Ended	1 Months Ended	12 Months Ended			11 Months Ended																12 Months Ended			12 Months Ended	11 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 PCM	Dec. 31, 2012 PCM	Dec. 31, 2011 PCM	Dec. 31, 2013 PMT	Sep. 30, 2013 PMT	Jun. 30, 2013 PMT	Mar. 31, 2013 PMT	Dec. 31, 2012 PMT	Sep. 30, 2012 PMT	Jun. 30, 2012 PMT	Mar. 31, 2012 PMT	Dec. 31, 2013 PMT item	Dec. 31, 2012 PMT	Dec. 31, 2011 PMT	Jan. 31, 2013 PMT Management Fees item	Dec. 31, 2013 PMT Management Fees item	Dec. 31, 2013 PMT Management Fees	Dec. 31, 2012 PMT Management Fees	Dec. 31, 2011 PMT Management Fees	Dec. 31, 2013 PMT Management Fees Minimum	Dec. 31, 2013 PMT Management Fees Maximum	Dec. 31, 2013 PMT Management Fees 8% return on equity	Dec. 31, 2013 PMT Management Fees 8% return on equity Minimum	Dec. 31, 2013 PMT Management Fees 8% return on equity Maximum	Dec. 31, 2013 PMT Management Fees 12% return on equity	Dec. 31, 2013 PMT Management Fees 12% return on equity Minimum	Dec. 31, 2013 PMT Management Fees 12% return on equity Maximum	Dec. 31, 2013 PMT Management Fees In excess of 16% return on equity	Dec. 31, 2013 PMT Management Fees In excess of 16% return on equity Maximum	Dec. 31, 2013 PMT Management Fees Shareholders' equity up to $2 billion Maximum	Dec. 31, 2013 PMT Management Fees Shareholders' equity in excess of $2 billion and up to $5 billion	Dec. 31, 2013 PMT Management Fees Shareholders' equity in excess of $2 billion and up to $5 billion Minimum	Dec. 31, 2013 PMT Management Fees Shareholders' equity in excess of $2 billion and up to $5 billion Maximum	Dec. 31, 2013 PMT Management Fees Shareholders' equity in excess of $5 billion	Dec. 31, 2013 PMT Management Fees Shareholders' equity in excess of $5 billion Minimum	Dec. 31, 2013 PMT Mortgage Loan Servicing	Dec. 31, 2013 PMT Mortgage Loan Servicing	Dec. 31, 2012 PMT Mortgage Loan Servicing	Dec. 31, 2011 PMT Mortgage Loan Servicing	Jan. 31, 2013 PMT Mortgage Loan Servicing Minimum	Dec. 31, 2013 PMT Mortgage Loan Servicing Minimum	Jan. 31, 2013 PMT Mortgage Loan Servicing Maximum	Dec. 31, 2013 PMT Mortgage Loan Servicing Maximum	Jan. 31, 2013 PMT Correspondent Lending	Dec. 31, 2013 PMT Correspondent Lending	Dec. 31, 2012 PMT Correspondent Lending	Dec. 31, 2011 PMT Correspondent Lending	Dec. 31, 2013 PMT Correspondent Lending Purchases mortgage loans with an aggregate unpaid principal balance in any month greater than $2.5 billion and less than $5 billion	Dec. 31, 2013 PMT Correspondent Lending Purchases mortgage loans with an aggregate unpaid principal balance in any month $5 billion	Dec. 31, 2013 PMT Correspondent Lending Conventional mortgage loans	Dec. 31, 2013 PMT Correspondent Lending Ginnie Mae Mortgage-Backed Securities Guide mortgage loans	Dec. 31, 2013 PMT Correspondent Lending HARP mortgage loans with a loan-to-value ratio of 105% or less	Dec. 31, 2013 PMT Correspondent Lending HARP mortgage loans with a loan-to-value ratio of greater than 105%	Dec. 31, 2013 PMT Correspondent Lending Other mortgage loans	Dec. 31, 2013 PMT Correspondent Lending Minimum Purchases mortgage loans with an aggregate unpaid principal balance in any month greater than $2.5 billion and less than $5 billion	Dec. 31, 2013 PMT Correspondent Lending Minimum Purchases mortgage loans with an aggregate unpaid principal balance in any month $5 billion	Dec. 31, 2013 PMT Correspondent Lending Minimum HARP mortgage loans with a loan-to-value ratio of 105% or less	Dec. 31, 2013 PMT Correspondent Lending Maximum Purchases mortgage loans with an aggregate unpaid principal balance in any month greater than $2.5 billion and less than $5 billion	Dec. 31, 2013 PMT Correspondent Lending Maximum HARP mortgage loans with a loan-to-value ratio of greater than 105%	Dec. 31, 2013 PMT Mortgage banking services	Dec. 31, 2013 PMT Warehouse services	Dec. 31, 2013 PMT Mortgage banking and warehouse services	Dec. 31, 2013 PMT Conditional Reimbursement	Dec. 31, 2013 PMT Conditional Reimbursement	Aug. 04, 2009 PMT Conditional Reimbursement	Dec. 31, 2013 PMT Conditional Reimbursement Maximum	Dec. 31, 2013 PMT MSR Recapture Agreement	Dec. 31, 2013 PMT MSR Recapture Agreement Minimum	Dec. 31, 2013 PMT MSR Recapture Agreement Maximum	Feb. 02, 2013 PMT 2/1/13 Spread Acquisition Agreement	Dec. 30, 2013 PMT 12/30/13 Spread Acquisition Agreement Ginnie Mae Mortgage-Backed Securities Guide mortgage loans	Dec. 31, 2013 Investment Funds	Dec. 31, 2012 Investment Funds	Dec. 31, 2011 Investment Funds	Dec. 31, 2010 Investment Funds	Dec. 31, 2013 PNMAC Mortgage Opportunity Fund, LLC	Dec. 31, 2012 PNMAC Mortgage Opportunity Fund, LLC	Dec. 31, 2013 PNMAC Mortgage Opportunity Fund Investors, LLC	Dec. 31, 2012 PNMAC Mortgage Opportunity Fund Investors, LLC
Transactions with Affiliates
Base management fee annual rate (as a percent)																										1.50%															1.50%	1.375%			1.25%
Percentage of net income for calculation of performance incentive fees																										20.00%							10.00%			15.00%			20.00%
Number of rolling quarters taken as base for performance incentive fee computation																										4	4
Hurdle rate (as a percent)																										8.00%
High watermark																															$ 0
Period of target yield considered for determination of performance incentive fee																											30 years
Percentage of change in net income due to quarterly adjustments																											8.00%
Number of quarters considered for determination of performance incentive fee																											4
Base management fee shareholders' equity limit																																									2,000,000,000		2,000,000,000	5,000,000,000		5,000,000,000
Percentage of return on affiliate's equity																																		8.00%	12.00%		12.00%	16.00%		16.00%
Percentage of performance incentive fee payable by issuance of common shares																																50.00%
Management fees earned
Base																												19,644,000	12,436,000	6,740,000
Performance incentive																												12,766,000
Management fees									40,330,000	21,799,000	16,683,000												32,410,000	12,436,000	6,740,000			32,410,000	12,436,000	6,740,000																																																					7,920,000	9,363,000	9,943,000
Multiplier for calculating the termination fee																							3
Period for calculating average annual fees																							24 months
Renewal period of servicing agreement																												18 months																				18 months								18 months																						18 months
Servicing fee rates per year for nonperforming loans (as a percent)																																																			0.50%		1.00%
Servicing fees amount per month for current loans																																																				30
Servicing fees amount per month for severely delinquent loans																																																						125
Base servicing fees per month for fixed-rate non-distressed loans subserviced																																															7.50
Base servicing fees per month for adjustable rate non-distressed loans subserviced																																															8.50
Additional servicing fee amount per month for delinquent loans																																																				10		75
Supplemental fee per month for each distressed whole loan																																															25
Supplemental fee per month for each non-distressed subserviced loan																																															3.25
Supplemental fee quarterly cap for each non-distressed subserviced loan																																															700,000
Mortgage loan servicing fees earned
Base																																																26,993,000	14,332,000	9,740,000
Activity-based																																																12,420,000	4,276,000	3,464,000
Loan servicing fees																																																39,413,000	18,608,000	13,204,000
Fulfillment fee as a percentage of unpaid principal balance of mortgage loans sold to non-affiliates																																																							0.50%						0.50%	0.88%	0.80%	1.20%	0.50%
Mortgage loans, loan-to-value ratio (as a percent)																																																																				105.00%		105.00%
Sourcing fee rate (as a percent)																																																														0.03%
Threshold unpaid principal balance of mortgage loans sold to non-affiliates																																																																		2,500,000,000	5,000,000,000		5,000,000,000
Fulfillment fee reimbursement as a percentage of unpaid principal balance of mortgage loans sold to non-affiliates																																																											0.025%	0.05%
Threshold unpaid principal balance of mortgage loans sold to non-affiliates for calculation of fulfillment fee																																																																		2,500,000,000	5,000,000,000
Mortgage loan servicing fee per year																																																																							25,000	25,000	25,000
Mortgage loan servicing fee per loan (in dollars)																																																																							50	50	50
Lending activity between the entity and affiliate
Fulfillment fee revenue															11,087,000	18,327,000	22,054,000	28,244,000	31,809,000	17,258,000	7,715,000	6,124,000	79,712,000	62,906,000	1,747,000																															79,712,000	62,906,000	1,747,000
UPB of loans fulfilled for PMT																																																								15,225,153,000	13,028,375,000	505,317,000
Sourcing fees paid																																																								4,611,000	2,505,000	166,000
Fair value of loans purchased from PMT																																																								16,113,806,000	8,864,264,000	577,852,000
Threshold percentage of unpaid principal balance with respect to new mortgage loans originating in refinancing																																																																															30.00%
Fair market value of the aggregate MSRs to be transferred																																																																																200,000
Gain on mortgage loans held for sale	29,453,000	25,949,000	42,654,000	39,957,000	49,683,000	39,760,000	14,790,000	13,937,000	138,013,000	118,170,000	13,029,000																																																																			709,000
Threshold amount of ESS to be transferred for the applicable month																																																																																	200,000	200,000
Percentage of the product of excess servicing fee rate and unpaid principal balance of refinanced mortgage loans considered for transfer of additional ESS																																																																																		90.00%
Amount of tax benefits under the tax receivable agreement (as a percent)									85.00%
Amount of tax liability under the tax sharing agreement	71,100,000								71,100,000
Conditional reimbursement																																																																												2,900,000	2,900,000
Performance incentive fees reimbursement under the management agreement for every $100 of performance incentive fees earned																																																																										10
Maximum performance incentive fees reimbursement within 12-month period																																																																										1,000,000
Payments received																																																																											944,000
Reimbursement of:
Common overhead/expenses incurred on behalf of affiliates									15,627,000	7,329,000	6,305,000	10,989,000	4,183,000	4,086,000									4,638,000	3,146,000	2,219,000
Payments and settlements during the period									121,230,000	85,554,000	12,656,000
Amounts due from affiliate
Management fees															8,924,000				4,499,000				8,924,000	4,499,000																																																											2,031,000	2,164,000
Servicing fees															5,915,000				3,670,000				5,915,000	3,670,000
Allocated expenses															2,009,000				1,106,000				2,009,000	1,106,000
Underwriting fees															1,788,000				2,941,000				1,788,000	2,941,000
Loan purchases																			4,475,000					4,475,000
Loan servicing fees																																																																																			727,000	1,052,000
Loan servicing rebate																																																																																			136,000	(239,000)
Expense reimbursements																																																																																			21,000	695,000
Total due from affiliate															18,636,000				16,691,000				18,636,000	16,691,000																																																											2,915,000	3,672,000
Investment in affiliate, common shares of beneficial interest (in shares)															75,000				75,000				75,000	75,000
Investment in affiliates, at fair value															1,700,000				1,900,000				1,700,000	1,900,000
Carried Interest due from affiliates	61,142,000	58,134,000	55,322,000	52,460,000	47,723,000	44,504,000	41,149,000	39,039,000	61,142,000	47,723,000																																																																									61,142,000	47,723,000	37,250,000	24,654,000	37,702,000	29,785,000	23,440,000	17,938,000
Amounts due to affiliates															$ 81,174,000				$ 46,779,000				$ 81,174,000	$ 46,779,000																																																											$ 36,937,000	$ 36,795,000